Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Balance as of December 31, 2018	$ 570,540
Measurement period adjustments
Balance as of March 31, 2019	570,540
Production Services [Member]
Balance as of December 31, 2018	416,494
Measurement period adjustments
Balance as of March 31, 2019	416,494
Drilling and Evaluation Services [Member]
Balance as of December 31, 2018	154,046
Measurement period adjustments
Balance as of March 31, 2019	$ 154,046